INCOME TAXES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Valuation allowance for deferred tax assets
Balance, beginning of the year	$ 19,250,271	$ 52,475,082	$ 55,702,812
(Deduction) addition during the year	21,112,921	(33,224,811)	(3,227,730)
Balance, end of the year	40,363,192	19,250,271	52,475,082
Net operating losses carryforwards
Reverse of valuation allowance for deferred tax assets on net operating losses		27,407,428
Reverse of valuation allowance for deferred tax assets on estimated future taxable income		5,617,066
Deferred Tax Assets, Valuation	19,250,271	$ 52,475,082	$ 55,702,812	$ 40,363,192
Europe
Valuation allowance for deferred tax assets
Balance, end of the year	40,363,192
Net operating losses carryforwards
Deferred Tax Assets, Valuation	$ 40,363,192			40,363,192
In PRC
Net operating losses carryforwards
Net operating losses carryforwards				3,116,878
In PRC | 2019
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				1,315,511
In PRC | 2020
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				1,801,367
Switzerland
Net operating losses carryforwards
Net operating losses carryforwards				135,450,307
Switzerland | 2018
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				40,660,540
Switzerland | 2019
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				76,829,178
Switzerland | 2020
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				5,718,159
Switzerland | 2021
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				1,158,554
Switzerland | 2022
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration				11,083,815
In PRC
Net operating losses carryforwards
Withholding tax rate on dividend distributed by a foreign entity to its immediate holding company outside of China (as a percent)	10.00%
Amount of the unrecognized deferred tax liability on undistributed earnings to be reinvested indefinitely				53,700,000
Undistributed earnings of subsidiaries considered to be reinvested indefinitely				$ 537,100,000